Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern
Going Concern

NOTE 13 – GOING CONCERN

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2012, the Company had an accumulated deficit of $43,808,334, negative working capital of $13,532,857, and negative cash flows from operations of $1,551,219 raising substantial doubt about its ability to continue as a going concern. During the year ended December 31, 2012, the Company financed its operations through the sale of securities and issuance of debt.

Management’s plan to address the Company’s ability to continue as a going concern includes: obtaining additional funding from the sale of the Company’s securities and establishing revenues. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful. Should we be unsuccessful, the Company may need to discontinue its operations.